Business, Basis of Presentation and Summary of Significant Accounting Policies Discontinued Operations (Details) - shares	Aug. 04, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common Stock, Shares, Issued		1,164,029,985	1,159,590,766
Subsequent Event [Member] | Brighthouse Financial, INC [Member] | Impact of Separation [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common Stock, Shares, Issued	96,776,670